Income Tax (Tables) - Power & Digital Infrastructure Acquisition II Corp. [Member]	12 Months Ended
Dec. 31, 2023
Income Tax (Tables) [Line Items]
Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:
	December 31, 2023	December 31, 2022
Current
Federal	$1,758,720	$802,367
State	—	—
Deferred
Federal	(427,576)	(205,053)
State	(266,934)	—

Change in valuation allowance	694,510	205,053
Income tax provision	$1,758,720	$802,367

Schedule of Net Deferred Tax Assets (Liability)	The Company’s net deferred tax assets (liability) at December 31, 2023 and 2022 are as follows:
	December 31, 2023	December 31, 2022
Deferred tax assets (liability)
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	1,013,851	319,341
Total deferred tax assets (liability)	1,013,851	319,341
Valuation Allowance	(1,013,851)	(319,341)
Deferred tax assets (liability)	$—	$—

Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit)	A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) at December 31, 2023 and 2022 is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
Statutory state income tax rate	7.51%	—%
Merger and acquisition expenses	24.78%	—%
Change in apportionment and tax rate	(16.40)%	—%
Reversal of transaction costs incurred in connection with IPO	(1.44)%	—%
Valuation allowance	23.14%	7.20%
Income tax provision	58.59%	28.20%